Revenue	6 Months Ended
Jun. 30, 2023
Schedule Of Revenue From Collaboration Agreements
Revenue

3. Revenue

	Six months ended
	June 30,	June 30,
	2023	2022
	£	£
Revenue from collaboration agreements	-	989,330

Collaboration agreements entered into by the Group provide for the entity to work with a partner to carry out collaborative research and development work.

Performance obligations around upfront payments are deemed to be satisfied over the estimated life of the services promised to be provided. This term was estimated by management at the inception of each contract and evaluated at each reporting date. Management have reviewed the status of the contract and specific contractual terms and concluded that at the year end date no further services are to be provided under the contract. The remaining deferred revenue has been released as at December 31, 2022. There were no new collaboration agreements entered into during the six months ended June 30, 2023.